UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10389
Investment Company Act File Number

Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Automobiles — 3.3%
Honda Motor Co., Ltd.	88,000	$2,814,185
Toyota Motor Corp.	81,500	3,420,826

		$6,235,011

Beverages — 6.1%
Central European Distribution Corp.(1)	55,000	$1,579,050
Diageo PLC	339,400	5,290,813
Fomento Economico Mexicano SA de C.V. ADR	119,400	4,608,840

		$11,478,703

Building Products — 0.9%
Wienerberger AG(1)	102,000	$1,697,884

		$1,697,884

Chemicals — 1.7%
Agrium, Inc.	70,000	$3,233,300

		$3,233,300

Commercial Banks — 12.7%
Banco Santander Central Hispano SA	525,000	$7,602,547
Barclays PLC	445,000	2,261,916
BOC Hong Kong Holdings, Ltd.	1,123,000	2,378,632
DBS Group Holdings, Ltd.	493,000	4,755,473
Intesa Sanpaolo SpA(1)	522,000	1,941,008
KBC Groep N.V.(1)	43,200	919,699
Mitsubishi UFJ Financial Group, Inc.	359,000	2,192,475
National Bank of Greece SA(1)	67,200	1,957,569

		$24,009,319

Communications Equipment — 0.6%
Nokia Oyj	90,000	$1,210,182

		$1,210,182

Construction & Engineering — 0.8%
Vinci SA	29,000	$1,476,024

		$1,476,024

Diversified Telecommunication Services — 6.3%
France Telecom SA ADR	160,500	$4,081,515
Koninklijke KPN N.V.	153,200	2,304,280
Telefonica SA	224,100	5,575,568

		$11,961,363

Electric Utilities — 2.0%
E.ON AG	58,020	$2,192,207
Scottish and Southern Energy PLC	90,000	1,665,914

		$3,858,121

Electrical Equipment — 1.4%
ABB, Ltd. ADR	140,900	$2,575,652

		$2,575,652

Electronic Equipment, Instruments & Components — 2.3%
FUJIFILM Holdings Corp.	81,000	$2,604,368
Hon Hai Precision Industry Co., Ltd.	529,000	1,826,494

		$4,430,862

Security	Shares	Value
Food Products — 6.7%
Cosan, Ltd., Class A(1)	181,100	$1,216,992
Nestle SA	195,000	8,013,415
Unilever PLC	133,000	3,505,728

		$12,736,135

Hotels, Restaurants & Leisure — 0.5%
Carnival PLC	33,200	$962,672

		$962,672

Household Durables — 1.7%
Desarrolladora Homex SA de C.V. ADR(1)	57,200	$2,015,156
LG Electronics, Inc.	11,000	1,157,996

		$3,173,152

Industrial Conglomerates — 2.2%
Keppel Corp., Ltd.	714,700	$4,162,246

		$4,162,246

Insurance — 7.2%
Aegon NV	501,800	$3,670,420
Aviva PLC	156,700	914,754
AXA SA	152,900	3,227,468
Muenchener Rueckversicherungs-Gesellschaft AG	14,800	2,239,891
Tokio Marine Holdings, Inc.	56,100	1,617,143
Zurich Financial Services AG	10,300	2,022,693

		$13,692,369

IT Services — 0.0%
Companhia Brasileira de Meios de Pagamento(1)	7,800	$74,833

		$74,833

Media — 0.7%
Central European Media Enterprises, Ltd., Class A(1)	64,600	$1,364,352

		$1,364,352

Metals & Mining — 4.1%
Anglo American PLC ADR	127,400	$2,053,688
Sterlite Industries India, Ltd. ADR	256,700	3,401,275
Vale SA ADR	135,900	2,337,480

		$7,792,443

Multi-Utilities — 4.2%
National Grid PLC	451,300	$4,209,857
RWE AG	45,000	3,796,381

		$8,006,238

Multiline Retail — 0.5%
Marks & Spencer Group PLC	165,000	$954,614

		$954,614

Office Electronics — 1.6%
Canon, Inc.	52,000	$1,927,416
Neopost SA	12,000	1,022,013

		$2,949,429

Oil, Gas & Consumable Fuels — 8.6%
ENI SpA	75,000	$1,752,506
LUKOIL OAO ADR	35,600	1,780,000
OMV AG	23,800	944,387
Petroleo Brasileiro SA ADR	147,000	4,953,900
Total SA	125,000	6,932,584

		$16,363,377

Security	Shares	Value
Pharmaceuticals — 11.4%
AstraZeneca PLC ADR	85,000	$3,947,400
GlaxoSmithKline PLC ADR	84,700	3,243,163
Novartis AG	141,200	6,451,355
Roche Holding AG	14,400	2,270,115
Sanofi-Aventis	71,800	4,688,465
Shionogi & Co., Ltd.	54,000	1,109,440

		$21,709,938

Road & Rail — 0.6%
All America Latina Logistica SA (Units)	165,000	$1,041,779

		$1,041,779

Software — 1.3%
Nintendo Co., Ltd.	9,500	$2,552,401

		$2,552,401

Specialty Retail — 0.5%
Kingfisher PLC	270,000	$959,548

		$959,548

Tobacco — 4.1%
British American Tobacco PLC	217,000	$6,735,566
Japan Tobacco, Inc.	330	953,620

		$7,689,186

Trading Companies & Distributors — 2.6%
Mitsui & Co., Ltd.	396,000	$4,934,173

		$4,934,173

Wireless Telecommunication Services — 2.9%
MTN Group, Ltd.	102,000	$1,678,684
Turkcell Iletisim Hizmetleri AS ADR	240,000	3,787,200

		$5,465,884

Total Common Stocks (identified cost $168,524,651)		$188,751,190

Total Investments — 99.5% (identified cost $168,524,651)		$188,751,190

Other Assets, Less Liabilities — 0.5%		$879,255

Net Assets — 100.0%		$189,630,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	19.5%	$36,705,633
Japan	12.7	24,126,047
France	11.4	21,428,069
Switzerland	11.3	21,333,230
Spain	6.9	13,178,115
Brazil	5.0	9,624,984
Singapore	4.7	8,917,719
Germany	4.3	8,228,479
Mexico	3.5	6,623,996
Netherlands	3.1	5,974,700
Turkey	2.0	3,787,200
Italy	1.9	3,693,514
India	1.8	3,401,275
Canada	1.7	3,233,300
Austria	1.4	2,642,271
Hong Kong	1.3	2,378,632
Greece	1.0	1,957,569
Taiwan	0.9	1,826,494
Russia	0.9	1,780,000
South Africa	0.9	1,678,684
Poland	0.9	1,579,050
Czech Republic	0.7	1,364,352
Finland	0.6	1,210,182
South Korea	0.6	1,157,996
Belgium	0.5	919,699

Total Investments	99.5%	$188,751,190

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$169,068,327

Gross unrealized appreciation	$30,132,681
Gross unrealized depreciation	(10,449,818)

Net unrealized appreciation	$19,682,863

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Assets Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$3,379,508	$10,269,841		$—	$13,649,349
Consumer Staples	7,404,882	24,499,142		—	31,904,024
Energy	6,733,900	9,629,477		—	16,363,377
Financials	—	37,701,688		—	37,701,688
Health Care	7,190,563	14,519,375		—	21,709,938
Industrials	3,617,431	12,270,327		—	15,887,758
Information Technology	74,833	11,142,874		—	11,217,707
Materials	11,025,743	—		—	11,025,743
Telecommunication Services	7,868,715	9,558,532		—	17,427,247
Utilities	—	11,864,359		—	11,864,359

Total Common Stocks	$47,295,575	$141,455,615		$—	$188,751,190

Total Investments	$47,295,575	$141,455,615	*	$—	$188,751,190

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009